Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amount and maximum exposure to losses relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary, and which have not been consolidated, were as follows:

	Balance at December 31, 2014		Balance at December 31, 2013
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment	$13,196	$13,196	$7,191	$7,191
Accounts receivable	2,538	2,538	3,621	3,621